DERIVATIVES - Summary of Derivative Financial Instruments and Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 22,586,161	$ 16,941,027
Derivative Asset	393,867	397,104
Derivative Liability	$ (393,652)	$ (397,385)
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Cash Flows [Extensible Enumeration]	Accrued interest and other assets	Accrued interest and other assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 21,586,161	$ 15,941,027
Derivative Asset	393,159	396,717
Derivative Liability	(393,652)	(396,766)
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,000,000	1,000,000
Derivative Asset	708	387
Derivative Liability	0	(619)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,425,106	2,211,542
Derivative Asset	46,138	95,292
Derivative Liability	(23,243)	(6,849)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,425,106	2,211,542
Derivative Asset	23,271	6,849
Derivative Liability	(46,159)	(95,341)
Foreign Exchange | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	8,318,982	5,741,839
Derivative Asset	160,523	132,732
Derivative Liability	(161,649)	(161,686)
Foreign Exchange | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	8,368,518	5,772,686
Derivative Asset	161,649	161,686
Derivative Liability	(160,523)	(132,732)
Cash Flow Hedging | Interest Rate Floor | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,000,000	1,000,000
Cash Flow Hedging | Interest Rate Floor | Accrued interest and other liabilities | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,000,000	1,000,000
Derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(24,700)	(91,700)
Derivative [Member] | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,400,000	2,200,000
Derivative [Member] | Foreign Exchange
Derivatives, Fair Value [Line Items]
Derivative Liability	(1,100)	(29,000)
Derivative [Member] | Foreign Exchange | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	8,300,000	5,800,000
Commodity | Matched interest rate swaps | Accrued interest and other liabilities | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	24,269	1,701
Derivative Asset	669	158
Derivative Liability	(1,084)	0
Commodity | Matched interest rate swaps | Accrued interest and other assets | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	24,180	1,717
Derivative Asset	909	0
Derivative Liability	$ (994)	$ (158)